Inventories (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory for Long-term Contracts or Programs, Gross	$ 17,149,858	$ 79,581,158	$ 59,097,269